Document and Entity Information	Mar. 12, 2021
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2020
Registrant Name	BBH TRUST
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Mar. 12, 2021
Document Effective Date	Mar. 12, 2021
Prospectus Date	Mar. 01, 2021
Entity Inv Company Type	N-1A
BBH Global Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBGNX
BBH Global Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBGRX